Disaggregated Revenue (Details) - Schedule of Revenue By Major Product Categories - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Schedule of Revenue By Major Product Categories [Line Items]
Product category revenue amount	$ 57,525,700	$ 105,416,746	$ 167,744,801
Product category % of revenue	100.00%	100.00%	100.00%
Sales of Display Modules [Member]
Schedule of Revenue By Major Product Categories [Line Items]
Product category revenue amount	$ 27,793,530	$ 35,113,651	$ 96,087,963
Product category % of revenue	48.00%	34.00%	58.00%
Sales of Polarizers [Member]
Schedule of Revenue By Major Product Categories [Line Items]
Product category revenue amount	$ 27,526,662	$ 62,709,731	$ 62,625,352
Product category % of revenue	48.00%	59.00%	37.00%
Research and Developments [Member]
Schedule of Revenue By Major Product Categories [Line Items]
Product category revenue amount		$ 5,715,914
Product category % of revenue		5.00%
Others [Member]
Schedule of Revenue By Major Product Categories [Line Items]
Product category revenue amount	$ 2,205,508	$ 1,877,450	$ 9,031,486
Product category % of revenue	4.00%	2.00%	5.00%